Financing Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Financing receivables
NOTE 5. FINANCING RECEIVABLES
Financing Receivables

	As of
	March 31, 2023	December 31, 2022
Loans, net of deferred income	$31	$29
Investment in financing leases, net of deferred income	73	72
Allowance for credit losses	(4)	(4)

Current financing receivables — net (a)	100	97

Loans, net of deferred income	44	44
Investment in financing leases, net of deferred income	157	158
Allowance for credit losses	(5)	(6)

Non-current financing receivables — net (a)	$196	$196

(a)
Current financing receivables and
non-current
financing receivables are recognized within All other current assets and All other assets, respectively, in the Condensed Consolidated and Combined Statements of Financial Position.

As of March 31, 2023, 6%, 4%, and 5% of financing receivables were over 30 days past due, over 90 days past due, and on nonaccrual, respectively, with the majority of nonaccrual financing receivables secured by collateral. As of December 31, 2022, 7%, 6%, and 6% of financing receivables were over 30 days past due, over 90 days past due, and on nonaccrual, respectively, with the majority of nonaccrual financing receivables secured by collateral.

NOTE 6. FINANCING RECEIVABLES
Financing Receivables

	As of
	December 31, 2022	December 31, 2021
Loans, net of deferred income	$29	$25
Investment in financing leases, net of deferred income	72	77
Allowance for credit losses (a)	(4)	(3)

Current financing receivables – net (b)	$97	$99

Loans, net of deferred income	44	41
Investment in financing leases, net of deferred income	158	149
Allowance for credit losses (a)	(6)	(4)

Non-current financing receivables – net (b)	$196	$186

(a)	Allowance for credit losses activity related to current and non-current financing receivables including write-offs, net of recoveries, was not material for the years ended December 31, 2022 and 2021.
(b)	Current financing receivables and non-current financing receivables are recognized within All other current assets and All other assets, respectively, in the Combined Statements of Financial Position.
Total financing receivables classified as held for sale were $1 million and $17 million as of December 31, 2022 and 2021, respectively. Total financing receivables sold were $8 million, $104 million, and $52 million for the years ended December 31, 2022, 2021, and 2020, respectively.
As of December 31, 2022, 7%, 6%, and 6% of financing receivables were over 30 days past due, over 90 days past due, and on nonaccrual, respectively, with the majority of nonaccrual financing receivables secured by collateral. As of December 31, 2021, 5%, 4%, and 5% of financing receivables were over 30 days past due, over 90 days past due, and on nonaccrual, respectively.